Concentration of Risk (Details Narrative) (Superior Living SDN. BHD.) (10-K)		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019	Dec. 31, 2018 USD ($)	Jun. 30, 2018	Mar. 31, 2020 MYR (RM)
Accounts Payable [Member]
Concentrations of risk percentage			41.00%			26.00%
Superior Living SDN. BHD. [Member] | Each Depositor [Member]
Deposits	$ 62,000	$ 62,000	$ 62,000		$ 62,000
Superior Living SDN. BHD. [Member] | Each Depositor [Member] | RM [Member] | Maximum [Member]
Deposits	250,000		250,000		250,000				RM 250,000
Superior Living SDN. BHD. [Member] | Perbadanan Insurans Deposit Malaysia [Member]
Deposits	$ 651,418	983,512	651,418	$ 1,111,897	651,418		$ 1,111,897
Superior Living SDN. BHD. [Member] | Malaysia [Member]
Interest income, deposits with financial institutions		$ 1,156,543	$ 858,592		$ 858,592		$ 1,249,141
No Customer [Member] | Superior Living SDN. BHD. [Member]
Concentrations of risk percentage					10.00%		10.00%
One Vendor [Member]
Concentrations of risk percentage								100.00%
One Vendor [Member] | Accounts Payable [Member]
Concentrations of risk percentage			100.00%	89.00%		100.00%
One Vendor [Member] | Superior Living SDN. BHD. [Member]
Concentrations of risk percentage					99.70%		83.50%
One Vendor [Member] | Superior Living SDN. BHD. [Member] | Accounts Payable [Member]
Concentrations of risk percentage	100.00%
One Sales Distributor [Member] | Superior Living SDN. BHD. [Member]
Concentrations of risk percentage		13.50%			16.20%		14.90%